Share Capital - Rio Tinto Limited	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital - Rio Tinto Limited
Rio Tinto Limited

	2022 Number (million)	2021 Number (million)	2020 Number (million)	2022 US$m	2021 US$m	2020 US$m
Issued and fully paid up share capital
At 1 January	371.21	371.21	371.21	3,570	3,781	3,448
Adjustment on currency translation				(240)	(211)	333
At 31 December	371.21	371.21	371.21	3,330	3,570	3,781
– Special Voting Share(a)	1 only	1 only	1 only
– DLC Dividend Share(a)	1 only	1 only	1 only
Total share capital	371.21	371.21	371.21
(a)The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.
During 2022, US$84 million of shares (2021: US$95 million; 2020: US$76 million) were purchased by employee share ownership trusts on behalf of Rio Tinto Limited to satisfy employee share awards on vesting. At 31 December 2022, 979,495 shares were held in the employee share ownership trusts on behalf of Rio Tinto Limited.
Information relating to share-based incentive schemes is given in note 27.